Aristotle Strategic Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

CORPORATE BONDS - 70.9%	Par	Value
Communications - 3.3%
AT&T, Inc.
2.25%, 02/01/2032	2,475,000	$2,130,940
5.40%, 02/15/2034	8,000,000	8,231,492
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027 (a)	7,500,000	7,481,010
4.25%, 02/01/2031 (a)	3,000,000	2,804,410
4.75%, 02/01/2032 (a)	4,000,000	3,796,608
4.25%, 01/15/2034 (a)	11,000,000	9,798,932
Charter Communications Operating LLC / Charter Communications Operating Capital
4.40%, 04/01/2033	10,000,000	9,419,392
6.38%, 10/23/2035	7,500,000	7,881,109
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029 (a)	8,200,000	8,252,300
Cox Communications, Inc., 5.45%, 09/01/2034 (a)	11,700,000	11,543,358
Frontier Communications Holdings LLC, 8.63%, 03/15/2031 (a)	7,000,000	7,443,224
Level 3 Financing, Inc., 6.88%, 06/30/2033 (a)	7,000,000	7,127,701
Sprint Capital Corp., 8.75%, 03/15/2032	6,000,000	7,281,918
T-Mobile USA, Inc.
2.40%, 03/15/2029	2,000,000	1,862,785
3.88%, 04/15/2030	10,000,000	9,715,237
2.70%, 03/15/2032	5,700,000	5,025,471
Verizon Communications, Inc., 2.55%, 03/21/2031	9,719,000	8,719,880
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (a)	8,025,000	8,411,331
		126,927,098

Consumer Discretionary - 6.8%
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/2030 (a)	7,000,000	6,530,430
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	11,350,000	11,867,356
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.88%, 06/15/2030 (a)	12,500,000	12,681,300
American Airlines Group, Inc.
Series 2016-1, 4.10%, 01/15/2028	893,373	864,145
Series A, 3.50%, 02/15/2032	1,420,987	1,282,030
Series A, 2.88%, 07/11/2034	3,267,199	2,896,661
Series AA, 3.15%, 02/15/2032	2,149,698	1,983,097
Beach Acquisition Bidco LLC, 10.00% (or 10.75% PIK), 07/15/2033 (a)	7,800,000	8,104,317
Beacon Mobility Corp., 7.25%, 08/01/2030 (a)	8,825,000	9,017,576
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (a)	5,000,000	4,775,900
Carnival Corp., 5.88%, 06/15/2031 (a)	19,375,000	19,750,391
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029 (a)	4,675,000	4,397,862
Ford Motor Co., 6.10%, 08/19/2032	5,175,000	5,169,977
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	5,500,000	5,422,776
4.13%, 08/17/2027	4,000,000	3,911,100
7.35%, 11/04/2027	4,000,000	4,155,415
2.90%, 02/10/2029	9,500,000	8,641,058
7.35%, 03/06/2030	3,138,000	3,313,912
7.20%, 06/10/2030	5,000,000	5,264,032
4.00%, 11/13/2030	5,400,000	4,931,751
Garda World Security Corp.
8.25%, 08/01/2032 (a)	10,530,000	10,814,973
8.38%, 11/15/2032 (a)	4,050,000	4,163,700
General Motors Co., 5.63%, 04/15/2030	5,000,000	5,112,208
General Motors Financial Co., Inc., 5.55%, 07/15/2029	10,000,000	10,218,892
LGI Homes, Inc., 7.00%, 11/15/2032 (a)	8,825,000	8,408,019
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (a)	31,350,000	24,783,404
Marriott International, Inc./MD, 2.85%, 04/15/2031	9,000,000	8,175,464
NCL Finance Ltd., 6.13%, 03/15/2028 (a)	3,000,000	3,050,679
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	10,000,000	10,527,110
Paychex, Inc., 5.35%, 04/15/2032	10,000,000	10,272,899
United Airlines, Inc., Series 2019-1, 4.15%, 08/25/2031	1,972,752	1,872,830
Veritiv Operating Co., 10.50%, 11/30/2030 (a)	12,350,000	13,384,251
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (a)	4,450,000	4,680,639
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (a)	15,500,000	16,539,833
6.25%, 03/15/2033 (a)	9,575,000	9,642,379
		266,608,366

Consumer Staples - 3.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029 (a)	15,000,000	14,227,047
Chobani Holdco II LLC, 8.75% (or 9.50% PIK), 10/01/2029 (a)	10,211,188	10,960,393
Fiesta Purchaser, Inc.
7.88%, 03/01/2031 (a)	12,550,000	13,331,802
9.63%, 09/15/2032 (a)	12,825,000	13,564,592
J M Smucker Co., 6.20%, 11/15/2033	13,000,000	13,959,657
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co., 5.50%, 01/15/2036 (a)	10,000,000	10,020,950
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
5.75%, 04/01/2033	9,440,000	9,709,465
6.75%, 03/15/2034	2,414,000	2,636,788
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (a)	18,100,000	18,769,338
Opal Bidco SAS, 6.50%, 03/31/2032 (a)	12,800,000	13,072,166
Pilgrim's Pride Corp., 4.25%, 04/15/2031	8,000,000	7,720,388
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031 (a)	11,700,000	11,492,544
		139,465,130

Energy - 6.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 06/15/2029 (a)	3,950,000	3,922,986
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032 (a)	18,200,000	18,554,946
Cheniere Energy Partners LP, 3.25%, 01/31/2032	10,925,000	9,799,381
Civitas Resources, Inc., 9.63%, 06/15/2033 (a)	6,000,000	6,155,526
Comstock Resources, Inc., 6.75%, 03/01/2029 (a)	1,500,000	1,496,626
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031 (a)	14,275,000	14,111,925
7.50%, 12/15/2033 (a)	8,250,000	8,985,182
Enerflex Ltd., 9.00%, 10/15/2027 (a)	15,624,000	16,165,528
Energy Transfer LP
3.75%, 05/15/2030	3,000,000	2,879,550
5.75%, 02/15/2033	14,500,000	15,057,760
5.60%, 09/01/2034	14,000,000	14,225,634
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	11,675,000	11,981,329
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	6,300,000	6,592,081
Global Partners LP / GLP Finance Corp., 7.13%, 07/01/2033 (a)	2,400,000	2,435,385
MPLX LP
2.65%, 08/15/2030	2,225,000	2,014,552
4.95%, 09/01/2032	300,000	297,387
5.50%, 06/01/2034	22,750,000	22,853,472
4.50%, 04/15/2038	8,000,000	7,081,682
Sunoco LP, 7.25%, 05/01/2032 (a)	7,125,000	7,486,069
Targa Resources Corp.
6.13%, 03/15/2033	3,500,000	3,690,264
6.50%, 03/30/2034	4,750,000	5,106,808
5.65%, 02/15/2036	2,000,000	2,019,676
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	17,952,000	16,740,823
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033 (a)	3,560,000	3,116,100
Venture Global LNG, Inc.
9.50%, 02/01/2029 (a)	7,500,000	8,175,022
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (a)	12,800,000	12,456,305
9.88%, 02/01/2032 (a)	28,575,000	30,877,802
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034 (a)	150,000	150,000
7.75%, 05/01/2035 (a)	3,925,000	4,251,921
6.75%, 01/15/2036 (a)	225,000	225,000
Williams Cos., Inc.
4.63%, 06/30/2030	2,600,000	2,602,679
5.30%, 09/30/2035	900,000	901,407
		262,410,808

Financials - 29.2%(b)
Acrisure LLC / Acrisure Finance, Inc.
7.50%, 11/06/2030 (a)	23,675,000	24,472,469
6.75%, 07/01/2032 (a)	2,250,000	2,283,858
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.38%, 12/15/2031	5,050,000	5,164,228
6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055	5,650,000	5,874,728
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 10/15/2027 (a)	7,000,000	7,010,395
6.75%, 04/15/2028 (a)	25,000,000	25,430,750
6.50%, 10/01/2031 (a)	14,775,000	15,068,269
7.38%, 10/01/2032 (a)	8,250,000	8,514,528
Ardonagh Finco Ltd., 7.75%, 02/15/2031 (a)	5,000,000	5,231,195
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032 (a)	12,950,000	13,637,673
Athene Holding Ltd., 6.63%, 05/19/2055	7,050,000	7,270,868
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (a)	7,000,000	7,209,712
5.38%, 05/30/2030 (a)	5,000,000	5,095,467
Banco Mercantil del Norte SA/Grand Cayman
7.63% to 01/10/2028 then 10 yr. CMT Rate + 5.35%, Perpetual (a)	1,600,000	1,595,515
8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual (a)	2,397,000	2,487,592
8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual (a)	3,900,000	3,955,107
6.63% to 01/24/2032 then 10 yr. CMT Rate + 5.03%, Perpetual (a)	4,712,000	4,375,268
Bank of America Corp.
6.63% to 05/01/2030 then 5 yr. CMT Rate + 2.68%, Perpetual	14,500,000	15,053,218
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031	14,500,000	13,259,805
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031	1,000,000	872,328
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	5,000,000	4,489,553
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032	1,450,000	1,301,674
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033	6,000,000	5,374,493
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	4,000,000	4,081,602
5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034	11,000,000	11,611,982
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	14,500,000	14,741,140
5.46% to 05/09/2035 then SOFR + 1.64%, 05/09/2036	10,000,000	10,258,021
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	6,750,000	5,721,504
Bank of Nova Scotia, 7.35% to 04/27/2030 then 5 yr. CMT Rate + 2.90%, 04/27/2085	7,250,000	7,321,681
Barclays PLC, 7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual	15,000,000	15,101,895
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico
7.63% to 02/11/2030 then 5 yr. CMT Rate + 3.38%, 02/11/2035 (a)	5,725,000	5,892,742
8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039 (a)	10,000,000	10,343,190
BNP Paribas SA
5.09% to 05/09/2030 then SOFR + 1.68%, 05/09/2031 (a)	10,000,000	10,100,877
5.79% to 01/13/2032 then SOFR + 1.62%, 01/13/2033 (a)	19,800,000	20,610,022
7.45% to 06/27/2035 then 5 yr. CMT Rate + 3.13%, Perpetual (a)	3,400,000	3,428,900
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (a)	12,230,000	12,991,012
BPCE SA, 5.39% to 05/28/2030 then SOFR + 1.58%, 05/28/2031 (a)	500,000	509,292
Brown & Brown, Inc.
5.25%, 06/23/2032	6,000,000	6,123,021
5.55%, 06/23/2035	10,000,000	10,201,181
CaixaBank SA, 5.58% to 07/03/2035 then SOFR + 1.79%, 07/03/2036 (a)	3,000,000	3,031,924
Citigroup, Inc.
6.95% to 02/15/2030 then 5 yr. CMT Rate + 2.73%, Perpetual	5,525,000	5,656,601
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	12,000,000	11,764,336
2.67% to 01/29/2030 then SOFR + 1.15%, 01/29/2031	1,000,000	917,114
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031	9,350,000	9,459,126
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032	450,000	398,781
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032	4,500,000	3,935,721
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	14,250,000	14,923,039
5.83% to 02/13/2034 then SOFR + 2.06%, 02/13/2035	6,000,000	6,124,639
6.02% to 01/24/2035 then SOFR + 1.83%, 01/24/2036	3,200,000	3,287,825
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	18,000,000	17,489,832
Credit Agricole SA
6.70% to 09/23/2034 then USISSO05 + 3.60%, Perpetual (a)	7,650,000	7,504,055
5.86% to 01/09/2035 then SOFR + 1.74%, 01/09/2036 (a)	5,000,000	5,185,573
Extra Space Storage LP
2.40%, 10/15/2031	7,000,000	6,085,667
5.40%, 02/01/2034	2,100,000	2,134,029
Fiserv, Inc.
4.75%, 03/15/2030	2,900,000	2,920,751
5.60%, 03/02/2033	12,500,000	12,966,804
5.63%, 08/21/2033	7,000,000	7,281,653
5.15%, 08/12/2034	10,450,000	10,493,601
Global Payments, Inc., 3.20%, 08/15/2029	6,345,000	6,001,826
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/2029	16,000,000	16,188,368
4.00%, 01/15/2031	7,925,000	7,477,734
5.63%, 09/15/2034	17,100,000	17,049,502
Goldman Sachs Group, Inc.
7.50% to 05/10/2029 then 5 yr. CMT Rate + 2.81%, Perpetual	5,000,000	5,277,135
2.60%, 02/07/2030	8,000,000	7,395,162
6.85% to 02/10/2030 then 5 yr. CMT Rate + 2.46%, Perpetual	5,150,000	5,327,615
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030	5,600,000	5,830,538
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	10,050,000	8,935,680
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	14,000,000	12,230,682
2.65% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	9,000,000	7,955,156
5.02% to 10/23/2034 then SOFR + 1.42%, 10/23/2035	650,000	642,414
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	3,250,000	3,334,108
6.75%, 10/01/2037	20,000,000	21,971,417
Host Hotels & Resorts LP
3.38%, 12/15/2029	10,800,000	10,197,512
3.50%, 09/15/2030	1,500,000	1,393,545
2.90%, 12/15/2031	10,379,000	9,100,797
HSBC Holdings PLC
5.29% to 11/19/2029 then SOFR + 1.29%, 11/19/2030	10,000,000	10,218,415
6.95% to 02/27/2032 then 5 yr. CMT Rate + 2.64%, Perpetual	4,600,000	4,628,893
5.79% to 05/13/2035 then SOFR + 1.88%, 05/13/2036	4,800,000	4,938,813
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033 (a)	17,675,000	18,184,588
JPMorgan Chase & Co.
6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	9,100,000	9,420,993
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030	7,500,000	7,789,113
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031	1,950,000	1,783,335
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032	550,000	491,344
2.96% to 01/25/2032 then SOFR + 1.26%, 01/25/2033	6,950,000	6,248,699
4.59% to 04/26/2032 then SOFR + 1.80%, 04/26/2033	7,500,000	7,425,223
5.72% to 09/14/2032 then SOFR + 2.58%, 09/14/2033	11,950,000	12,459,674
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034	13,000,000	13,378,976
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	1,900,000	2,065,759
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	14,100,000	14,617,952
LPL Holdings, Inc.
5.65%, 03/15/2035	17,000,000	17,102,432
5.75%, 06/15/2035	2,050,000	2,074,848
MetLife, Inc., 6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055	1,650,000	1,697,317
Mitsubishi UFJ Financial Group, Inc., 5.62% to 04/24/2035 then 1 yr. CMT Rate + 1.27%, 04/24/2036	5,000,000	5,143,505
Morgan Stanley
4.43% to 01/23/2029 then 3 mo. Term SOFR + 1.89%, 01/23/2030	6,000,000	5,992,610
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	11,500,000	10,266,764
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034	5,500,000	5,596,929
5.66% to 04/17/2035 then SOFR + 1.76%, 04/17/2036	10,300,000	10,677,354
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	31,100,000	26,435,270
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037	550,000	548,161
Nasdaq, Inc., 5.55%, 02/15/2034	11,446,000	11,930,178
Northwestern Mutual Life Insurance Co., 6.17%, 05/29/2055 (a)	7,000,000	7,315,720
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	18,825,000	19,566,818
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.35%, 11/01/2029 (a)	3,675,000	3,503,973
6.20%, 06/15/2030 (a)	5,000,000	5,335,088
PNC Financial Services Group, Inc.
6.25% to 03/15/2030 then H157 yr. CMT Rate + 2.81%, Perpetual	7,250,000	7,472,772
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	11,000,000	12,301,222
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	7,500,000	7,795,342
Rocket Cos., Inc., 6.13%, 08/01/2030 (a)	18,200,000	18,557,721
Royal Bank of Canada
5.15% to 02/04/2030 then SOFR + 1.03%, 02/04/2031	3,350,000	3,420,193
6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084	11,950,000	11,262,769
6.75% to 08/24/2030 then 5 yr. CMT Rate + 2.82%, 08/24/2085	8,000,000	8,025,920
State Street Corp.
6.70% to 09/15/2029 then 5 yr. CMT Rate + 2.63%, Perpetual	2,500,000	2,620,667
6.45% to 09/15/2030 then 5 yr. CMT Rate + 2.14%, Perpetual	1,450,000	1,478,861
5.16% to 05/18/2033 then SOFR + 1.89%, 05/18/2034	10,900,000	11,138,202
Sumitomo Mitsui Financial Group, Inc.
4.66% to 07/08/2030 then SOFR + 1.19%, 07/08/2031	7,400,000	7,400,000
5.42%, 07/09/2031	10,000,000	10,381,446
5.25% to 07/08/2035 then SOFR + 1.50%, 07/08/2036	8,000,000	8,000,000
UBS Group AG
6.85% to 03/10/2030 then USISSO05 + 3.63%, Perpetual (a)	2,500,000	2,517,222
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030 (a)	5,000,000	5,136,208
7.00% to 08/10/2030 then USISSO05 + 3.08%, Perpetual (a)	4,200,000	4,188,582
5.62% to 09/13/2029 then 1 yr. SOFR Swap Rate USD + 1.34%, 09/13/2030 (a)	700,000	727,024
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual (a)	15,350,000	16,198,287
7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual (a)	14,000,000	13,977,450
5.58% to 05/09/2035 then SOFR + 1.76%, 05/09/2036 (a)	5,750,000	5,882,262
US Bancorp
4.84% to 02/01/2033 then SOFR + 1.60%, 02/01/2034	13,000,000	12,841,203
5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034	8,000,000	8,406,218
5.68% to 01/23/2034 then SOFR + 1.86%, 01/23/2035	900,000	934,703
VICI Properties LP
5.13%, 11/15/2031	3,000,000	3,005,825
5.13%, 05/15/2032	8,000,000	7,975,530
5.63%, 04/01/2035	7,000,000	7,067,159
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029 (a)	10,300,000	10,123,420
4.13%, 08/15/2030 (a)	9,000,000	8,642,200
Wells Fargo & Co.
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030	4,000,000	3,738,237
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033	7,000,000	6,394,696
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	18,050,000	18,476,287
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	8,650,000	8,930,303
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034	8,000,000	8,747,450
5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036	7,550,000	7,796,189
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035	8,300,000	8,359,043
		1,138,696,374

Health Care - 2.4%
HCA, Inc.
5.50%, 03/01/2032	5,000,000	5,162,814
3.63%, 03/15/2032	16,000,000	14,764,587
5.50%, 06/01/2033	5,000,000	5,121,206
5.60%, 04/01/2034	13,000,000	13,306,193
Humana, Inc., 5.95%, 03/15/2034	7,500,000	7,801,718
IQVIA, Inc., 6.25%, 06/01/2032 (a)	4,200,000	4,315,366
Medline Borrower LP
3.88%, 04/01/2029 (a)	7,000,000	6,719,553
5.25%, 10/01/2029 (a)	12,000,000	11,915,218
Universal Health Services, Inc.
2.65%, 01/15/2032	5,000,000	4,246,515
5.05%, 10/15/2034	19,000,000	18,142,732
		91,495,902

Industrials - 5.9%
Boeing Co.
6.39%, 05/01/2031	5,000,000	5,375,698
3.60%, 05/01/2034	23,975,000	21,141,695
6.53%, 05/01/2034	5,000,000	5,435,916
3.75%, 02/01/2050	10,000,000	7,068,669
6.86%, 05/01/2054	4,000,000	4,382,760
Chart Industries, Inc., 9.50%, 01/01/2031 (a)	8,000,000	8,545,760
EquipmentShare.com, Inc.
9.00%, 05/15/2028 (a)	10,350,000	10,946,988
8.63%, 05/15/2032 (a)	6,000,000	6,383,639
Flowserve Corp.
3.50%, 10/01/2030	8,233,000	7,686,731
2.80%, 01/15/2032	14,819,000	12,897,383
GFL Environmental, Inc., 4.38%, 08/15/2029 (a)	7,000,000	6,802,968
Goat Holdco LLC, 6.75%, 02/01/2032 (a)	10,125,000	10,301,934
Herc Holdings, Inc., 7.25%, 06/15/2033 (a)	2,050,000	2,149,325
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (a)	10,825,000	11,331,588
nVent Finance Sarl
2.75%, 11/15/2031	3,600,000	3,133,438
5.65%, 05/15/2033	4,650,000	4,739,184
Oregon Tool Lux LP, 7.88%, 10/15/2029 (a)	6,723,616	3,908,034
Regal Rexnord Corp.
6.05%, 04/15/2028	3,000,000	3,092,324
6.40%, 04/15/2033	19,925,000	21,048,351
SPX FLOW, Inc., 8.75%, 04/01/2030 (a)	13,350,000	13,862,734
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)	17,750,000	17,749,359
TransDigm, Inc.
4.88%, 05/01/2029	9,475,000	9,316,398
6.38%, 05/31/2033 (a)	20,000,000	20,068,129
Weir Group, Inc., 5.35%, 05/06/2030 (a)	10,600,000	10,751,985
		228,120,990

Materials - 3.4%
LABL, Inc.
5.88%, 11/01/2028 (a)	7,475,000	6,550,611
8.63%, 10/01/2031 (a)	23,450,000	20,075,620
Magnera Corp., 7.25%, 11/15/2031 (a)	13,000,000	12,269,075
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (a)	5,000,000	5,088,210
9.25%, 04/15/2027 (a)	7,650,000	7,601,985
Northern Star Resources Ltd., 6.13%, 04/11/2033 (a)	7,970,000	8,313,405
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (a)	6,000,000	6,156,372
Sealed Air Corp., 6.88%, 07/15/2033 (a)	9,000,000	9,722,430
Sonoco Products Co.
4.60%, 09/01/2029	3,500,000	3,493,576
5.00%, 09/01/2034	25,000,000	24,332,964
South32 Treasury Ltd., 4.35%, 04/14/2032 (a)	9,500,000	8,913,473
Standard Industries, Inc./NY, 4.38%, 07/15/2030 (a)	7,500,000	7,105,998
Trivium Packaging Finance BV
8.25%, 07/15/2030 (a)	8,800,000	9,312,618
12.25%, 01/15/2031 (a)	2,800,000	3,003,571
		131,939,908

Technology - 4.2%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (a)	10,406,000	10,716,702
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	12,500,000	12,129,259
Broadcom, Inc.
4.35%, 02/15/2030	2,500,000	2,491,409
4.15%, 11/15/2030	7,589,000	7,469,808
5.15%, 11/15/2031	10,050,000	10,343,140
Dell International LLC / EMC Corp., 5.30%, 04/01/2032	5,000,000	5,112,367
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (a)	15,200,000	15,582,949
Entegris, Inc., 4.75%, 04/15/2029 (a)	18,875,000	18,683,051
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	10,650,000	10,335,495
HP, Inc., 6.10%, 04/25/2035	7,000,000	7,245,880
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031	5,000,000	4,417,494
5.00%, 01/15/2033	15,000,000	14,964,871
Oracle Corp.
5.25%, 02/03/2032	1,800,000	1,847,115
4.30%, 07/08/2034	5,000,000	4,751,102
4.70%, 09/27/2034	15,000,000	14,569,428
5.50%, 08/03/2035	10,000,000	10,226,039
3.85%, 07/15/2036	8,407,000	7,406,605
5.50%, 09/27/2064	4,000,000	3,646,118
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/2030 (a)	1,675,000	1,704,194
		163,643,026

Utilities - 5.4%
AES Corp., 5.80%, 03/15/2032	21,876,000	22,222,256
CenterPoint Energy, Inc., 6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	15,000,000	15,175,482
Duke Energy Corp., 5.45%, 06/15/2034	12,650,000	13,001,357
Edison International, 5.00% to 03/15/2027 then 5 yr. CMT Rate + 3.90%, Perpetual	4,000,000	3,467,767
Georgia Power Co., 5.25%, 03/15/2034	8,750,000	8,928,497
KeySpan Gas East Corp., 5.99%, 03/06/2033 (a)	8,000,000	8,319,463
National Grid PLC, 5.42%, 01/11/2034	7,000,000	7,195,877
NextEra Energy Capital Holdings, Inc.
5.30%, 03/15/2032	10,000,000	10,309,407
5.25%, 03/15/2034	3,000,000	3,030,116
6.38% to 08/15/2030 then 5 yr. CMT Rate + 2.05%, 08/15/2055	5,000,000	5,118,279
Pacific Gas and Electric Co., 4.50%, 07/01/2040	14,500,000	12,094,709
PacifiCorp, 7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	3,250,000	3,386,696
PG&E Corp., 7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055	2,250,000	2,136,420
PSEG Power LLC, 5.75%, 05/15/2035 (a)	5,000,000	5,151,427
Sempra
3.80%, 02/01/2038	12,000,000	9,939,981
6.40% to 10/01/2034 then 5 yr. CMT Rate + 2.63%, 10/01/2054	10,100,000	9,613,450
Southern California Edison Co., 5.95%, 11/01/2032	8,000,000	8,218,413
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	5,100,000	5,356,219
Vistra Corp.
8.00% to 10/15/2026 then 5 yr. CMT Rate + 6.93%, Perpetual (a)	3,250,000	3,330,837
7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual (a)	5,000,000	5,063,390
Vistra Operations Co. LLC
4.30%, 07/15/2029 (a)	13,000,000	12,813,846
6.88%, 04/15/2032 (a)	3,625,000	3,792,228
6.95%, 10/15/2033 (a)	17,900,000	19,671,653
XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/2029 (a)	13,625,000	13,976,417
		211,314,187
TOTAL CORPORATE BONDS (Cost $2,721,593,189)		2,760,621,789

BANK LOANS - 16.2%	Par	Value
Consumer Discretionary - 3.6%
Allied Universal Holdco LLC, Senior Secured First Lien, 8.28% (1 mo. SOFR US + 3.75%), 05/15/2028	14,598,718	14,684,778
Anticimex Global AB, Senior Secured First Lien, 7.69% (SOFR + 3.40%), 11/16/2028	4,239,323	4,261,580
Chariot Buyer LLC, Senior Secured First Lien, 7.78% (1 mo. SOFR US + 3.25%), 11/03/2028	16,298,221	16,344,508
ClubCorp Holdings, Inc., Senior Secured First Lien, 9.82% (3 mo. SOFR US + 5.00%), 09/18/2026	1,854,624	1,859,261
CP Atlas Buyer, Inc., Senior Secured First Lien, 8.28% (1 mo. SOFR US + 3.75%), 11/23/2027	7,473,911	7,465,354
Grant Thornton Advisors LLC, Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 05/30/2031	18,036,860	18,043,624
Madison Safety & Flow LLC, Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 09/26/2031	14,925,000	14,971,641
MajorDrive Holdings IV LLC, Senior Secured First Lien, 8.67% (3 mo. SOFR US + 4.00%), 06/01/2028	6,961,249	6,846,214
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 7.33% (3 mo. SOFR US + 3.00%), 05/04/2028	7,722,195	7,728,103
PetSmart LLC, Senior Secured First Lien, 8.28% (1 mo. SOFR US + 3.75%), 02/14/2028	6,107,234	6,057,612
Tamko Building Products LLC, Senior Secured First Lien
7.03% (3 mo. SOFR US + 2.75%), 09/20/2030	2,851,250	2,861,942
7.05% (3 mo. SOFR US + 2.75%), 09/20/2030	2,851,250	2,861,942
7.08% (1 mo. SOFR US + 2.75%), 09/20/2030	1,382,856	1,388,042
7.08% (3 mo. SOFR US + 2.75%), 09/20/2030	2,851,250	2,861,942
7.08% (3 mo. SOFR US + 2.75%), 09/20/2030	1,411,369	1,416,661
Wand NewCo 3, Inc., Senior Secured First Lien, 6.83% (1 mo. SOFR US + 2.50%), 01/30/2031	21,190,556	21,120,415
Whatabrands LLC, Senior Secured First Lien, 6.83% (1 mo. SOFR US + 2.50%), 08/03/2028	9,900,250	9,915,694
		140,689,313

Consumer Staples - 0.0%(c)
Fiesta Purchaser, Inc., Senior Secured First Lien
7.58% (1 mo. SOFR US + 3.25%), 02/12/2031	921,347	924,871
7.58% (1 mo. SOFR US + 3.25%), 02/12/2031	1,101,969	1,106,184
		2,031,055

Energy - 0.2%
Traverse Midstream Partners LLC, Senior Secured First Lien, 7.28% (3 mo. SOFR US + 3.00%), 02/16/2028	6,563,114	6,593,206

Financials - 2.8%
Acrisure LLC, Senior Secured First Lien
7.33% (1 mo. SOFR US + 3.00%), 11/06/2030	13,881,524	13,865,213
7.58% (1 mo. SOFR US + 3.25%), 06/21/2032	4,334,514	4,334,514
AssuredPartners, Inc., Senior Secured First Lien, 7.83% (1 mo. SOFR US + 3.50%), 02/14/2031	33,165,000	33,285,555
BroadStreet Partners, Inc., Senior Secured First Lien
7.33% (1 mo. SOFR US + 3.00%), 06/16/2031	27,135,404	27,198,494
7.33% (1 mo. SOFR US + 3.00%), 06/16/2031	2,652,033	2,658,199
CoreLogic, Inc., Senior Secured First Lien, 8.06% (1 mo. SOFR US + 3.50%), 06/02/2028	14,645,010	14,514,596
CRC Insurance Group LLC, Senior Secured Second Lien, 9.05% (3 mo. SOFR US + 4.75%), 05/06/2032	5,000,000	5,067,725
TIH Insurance Holdings LLC, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 05/06/2031	8,022,177	8,035,534
		108,959,830

Health Care - 0.7%
Bausch + Lomb Corp., Senior Secured First Lien
8.33% (1 mo. SOFR US + 4.00%), 09/29/2028	6,877,500	6,891,839
8.57% (1 mo. SOFR US + 4.25%), 01/15/2031	4,296,471	4,309,919
Medline Borrower LP, Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 10/23/2028	15,735,915	15,771,714
		26,973,472

Industrials - 5.5%
BCPE Empire Holdings, Inc., Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 12/26/2030	13,117,831	13,058,801
Crosby US Acquisition Corp., Senior Secured First Lien, 7.83% (1 mo. SOFR US + 3.50%), 08/16/2029	17,800,425	17,888,893
Cube A&D Buyer, Inc., Senior Secured First Lien, 7.52% (3 mo. SOFR US + 3.25%), 10/20/2031	12,100,000	12,179,376
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 8.57% (3 mo. SOFR US + 3.75%), 05/19/2028	10,574,997	10,651,507
Filtration Group Corp., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 10/23/2028	16,656,230	16,739,345
Goat Holdco LLC, Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 01/27/2032	7,231,875	7,252,088
Husky Injection Molding Systems Ltd., Senior Secured First Lien
8.67% (1 mo. SOFR US + 4.50%), 02/15/2029	14,831,297	14,889,510
8.80% (3 mo. SOFR US + 4.50%), 02/15/2029	14,831,297	14,889,510
Indicor LLC, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 11/23/2029	13,168,490	13,158,613
Kaman Corp., Senior Secured First Lien
7.03% (6 mo. SOFR US + 2.75%), 02/26/2032	1,918,030	1,918,184
7.03% (6 mo. SOFR US + 2.75%), 02/26/2032	2,635,922	2,636,133
7.03% (6 mo. SOFR US + 2.75%), 02/26/2032	1,922,677	1,922,831
7.03% (6 mo. SOFR US + 2.75%), 02/26/2032	2,318,629	2,318,815
7.08% (3 mo. SOFR US + 2.75%), 02/26/2032	2,635,922	2,636,133
7.08% (3 mo. SOFR US + 2.75%), 02/26/2032	1,922,677	1,922,831
7.08% (3 mo. SOFR US + 2.75%), 02/26/2032	1,918,030	1,918,184
7.08% (3 mo. SOFR US + 2.75%), 02/26/2032	2,318,629	2,318,815
7.30% (3 mo. Term SOFR + 2.75%), 02/26/2032 (d)	1,659,483	1,659,615
Madison IAQ LLC, Senior Secured First Lien, 6.76% (6 mo. SOFR US + 2.50%), 06/21/2028	7,720,000	7,734,475
Oregon Tool Lux LP, Senior Secured Second Lien, 8.59% (3 mo. SOFR US + 4.26%), 10/15/2029	11,702,182	9,546,991
Pro Mach Group, Inc., Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 08/31/2028	14,339,291	14,384,818
STS Operating, Inc., Senior Secured First Lien, 8.43% (1 mo. SOFR US + 4.00%), 03/25/2031	24,063,462	23,735,597
TK Elevator US Newco, Inc., Senior Secured First Lien
7.24% (1 mo. SOFR US + 3.00%), 04/30/2030	8,584,115	8,616,306
7.33% (1 mo. SOFR US + 3.00%), 04/30/2030	9,244,361	9,279,027
TransDigm, Inc., Senior Secured First Lien, 6.80% (3 mo. SOFR US + 2.50%), 02/28/2031	30,573	30,662
		213,287,060

Materials - 0.9%
Charter Next Generation, Inc., Senior Secured First Lien, 7.06% (1 mo. SOFR US + 2.75%), 12/02/2030	11,937,662	11,993,650
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien, 7.50% (1 mo. SOFR US + 3.18%), 04/13/2029	4,904,523	4,900,354
Pregis TopCo LLC, Senior Secured First Lien, 8.33% (1 mo. SOFR US + 4.00%), 02/01/2029	3,377,500	3,391,432
Proampac PG Borrower LLC, Senior Secured First Lien
8.26% (3 mo. SOFR US + 4.00%), 09/15/2028	10,376,409	10,429,588
8.32% (3 mo. SOFR US + 4.00%), 09/15/2028	6,683,670	6,717,923
		37,432,947

Technology - 2.5%
Applied Systems, Inc., Senior Secured First Lien, 6.80% (3 mo. SOFR US + 2.50%), 02/24/2031	6,147,004	6,181,090
Central Parent LLC, Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 07/06/2029	10,860,226	9,095,982
Dun & Bradstreet Corp., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 01/18/2029	9,268,444	9,271,919
Ellucian Holdings, Inc., Senior Secured Second Lien, 9.08% (1 mo. SOFR US + 4.75%), 11/22/2032	10,000,000	10,225,000
Ellucian Holdings, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 10/08/2029	8,065,679	8,094,675
Epicor Software Corp., Senior Secured First Lien, 7.08% (1 mo. Term SOFR + 2.75%), 05/30/2031	17,423,825	17,487,771
UKG, Inc., Senior Secured First Lien, 7.31% (1 mo. SOFR US + 3.00%), 02/10/2031	35,848,540	36,024,378
		96,380,815
TOTAL BANK LOANS (Cost $634,041,420)		632,347,698

U.S. TREASURY SECURITIES - 4.4%	Par	Value
United States Treasury Note/Bond
4.00%, 05/31/2030	10,000,000	10,098,438
4.50%, 12/31/2031	10,000,000	10,313,281
1.88%, 02/15/2032	12,500,000	10,983,154
4.13%, 02/29/2032	10,000,000	10,093,750
4.13%, 03/31/2032	30,000,000	30,273,047
4.00%, 04/30/2032	10,000,000	10,014,844
4.13%, 05/31/2032	17,500,000	17,651,758
2.75%, 08/15/2032	18,000,000	16,608,516
3.50%, 02/15/2033	15,000,000	14,464,453
4.25%, 11/15/2034	15,000,000	15,053,906
4.25%, 05/15/2035	25,000,000	25,041,015
TOTAL U.S. TREASURY SECURITIES (Cost $167,066,396)		170,596,162

COLLATERALIZED LOAN OBLIGATIONS - 3.9%	Par	Value
Aimco CDO, Series 2018-AA, Class D1R, 7.13% (3 mo. Term SOFR + 2.85%), 10/17/2037 (a)	5,000,000	5,035,629
Atlantic Avenue Ltd., Series 2024-2A, Class D, 9.02% (3 mo. Term SOFR + 4.75%), 04/20/2037 (a)	4,000,000	4,014,132
Barrow Hanley Ltd.
Series 2023-1A, Class D1R, 7.37% (3 mo. Term SOFR + 3.10%), 01/20/2038 (a)	6,000,000	6,030,257
Series 2023-2A, Class DR, 6.92% (3 mo. Term SOFR + 2.65%), 10/20/2035 (a)	7,650,000	7,643,155
Series 2024-3A, Class D, 8.42% (3 mo. Term SOFR + 4.15%), 04/20/2037 (a)	4,000,000	4,064,895
Boyce Park Clo Ltd., Series 2022-1A, Class D, 7.37% (3 mo. Term SOFR + 3.10%), 04/21/2035 (a)	2,500,000	2,494,794
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.87% (3 mo. Term SOFR + 3.60%), 04/19/2037 (a)	8,000,000	8,022,826
CarVal CLO, Series 2018-1A, Class D, 7.41% (3 mo. Term SOFR + 3.15%), 07/16/2031 (a)	1,755,000	1,745,156
Cayuga Park CLO, Series 2020-1A, Class DR, 7.64% (3 mo. Term SOFR + 3.36%), 07/17/2034 (a)	1,750,000	1,759,913
Dryden Senior Loan Fund, Series 2018-55A, Class C, 6.42% (3 mo. Term SOFR + 2.16%), 04/15/2031 (a)	250,000	250,677
Elmwood CLO 39 Ltd., Series 2025-2A, Class D1, 6.78% (3 mo. Term SOFR + 2.50%), 04/17/2038 (a)	5,000,000	5,000,062
Elmwood CLO Ltd., Series 2025-1A, Class D1, 6.78% (3 mo. Term SOFR + 2.50%), 04/22/2038 (a)	5,000,000	4,999,558
Flatiron CLO Ltd.
Series 2021-2A, Class BR, 5.66% (3 mo. Term SOFR + 1.40%), 10/15/2034 (a)	7,000,000	6,990,400
Series 2021-2A, Class DR, 6.66% (3 mo. Term SOFR + 2.40%), 10/15/2034 (a)	8,000,000	8,006,487
Fort Greene Park CLO, Series 2025-2A, Class DR, 6.62% (3 mo. Term SOFR + 2.35%), 04/22/2034 (a)	2,000,000	2,002,330
GoldenTree Loan Management US CLO, Series 2017-1A, Class DR3, 6.67% (3 mo. Term SOFR + 2.40%), 04/20/2034 (a)	4,350,000	4,356,381
Madison Park Funding Ltd., Series 2019-35A, Class DR, 7.53% (3 mo. Term SOFR + 3.26%), 04/20/2032 (a)	2,000,000	2,023,113
Magnetite CLO Ltd.
Series 2016-17A, Class DR2, 7.77% (3 mo. Term SOFR + 3.50%), 04/20/2037 (a)	8,000,000	8,012,942
Series 2019-24A, Class DR, 7.31% (3 mo. Term SOFR + 3.05%), 04/15/2035 (a)	2,600,000	2,600,924
Series 2020-26A, Class BR2, 5.77% (3 mo. Term SOFR + 1.50%), 01/25/2038 (a)	5,000,000	4,997,351
Series 2020-27A, Class DR, 7.38% (3 mo. Term SOFR + 3.11%), 10/20/2034 (a)	1,400,000	1,397,093
Series 2023-39A, Class D1R, 6.98% (3 mo. Term SOFR + 2.70%), 01/25/2037 (a)	1,000,000	1,006,493
Neuberger Berman CLO Ltd.
Series 2015-20A, Class D1R3, 6.97% (3 mo. Term SOFR + 2.65%), 04/15/2039 (a)	4,000,000	4,029,020
Series 2020-38A, Class BR2, 5.67% (3 mo. Term SOFR + 1.40%), 10/20/2036 (a)	5,000,000	4,974,016
Series 2021-42A, Class BR, 5.66% (3 mo. Term SOFR + 1.40%), 07/16/2036 (a)	5,000,000	4,991,446
Series 2021-42A, Class DR, 6.76% (3 mo. Term SOFR + 2.50%), 07/16/2036 (a)	5,590,000	5,568,368
Series 2021-44A, Class DR, 6.91% (3 mo. Term SOFR + 2.65%), 10/16/2035 (a)	5,000,000	5,020,198
Series 2021-46A, Class DR, 6.92% (3 mo. Term SOFR + 2.65%), 01/20/2037 (a)	4,000,000	4,023,353
OCP CLO Ltd., Series 2019-16A, Class DR, 7.62% (3 mo. Term SOFR + 3.41%), 04/10/2033 (a)	1,000,000	996,032
OHA Credit Funding, Series 2018-1A, Class D1R, 7.87% (3 mo. Term SOFR + 3.60%), 04/20/2037 (a)	8,000,000	8,114,423
OHA Credit Partners Ltd., Series 2015-12A, Class D1R2, 7.78% (3 mo. Term SOFR + 3.50%), 04/23/2037 (a)	1,500,000	1,521,109
OHA Loan Funding Ltd., Series 2013-1A, Class D1R3, 7.58% (3 mo. Term SOFR + 3.30%), 04/23/2037 (a)	5,000,000	5,027,675
RR Ltd./Cayman Islands, Series 2019-7A, Class C1B, 7.36% (3 mo. Term SOFR + 3.10%), 01/15/2037 (a)	2,000,000	2,002,102
Symphony CLO Ltd., Series 2022-37A, Class DR, 9.17% (3 mo. Term SOFR + 4.90%), 01/20/2037 (a)	6,750,000	6,773,404
TICP CLO Ltd., Series 2018-12A, Class DR, 7.82% (3 mo. Term SOFR + 3.56%), 07/15/2034 (a)	1,100,000	1,099,477
Wellington Management Clo 3 Ltd., Series 2025-4A, Class D1, 6.83% (3 mo. Term SOFR + 2.55%), 04/18/2038 (a)	4,750,000	4,765,803
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $150,374,097)		151,360,994

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%	Par	Value
Angel Oak Mortgage Trust LLC
Series 2025-2, Class A1, 5.64%, 02/25/2070 (a)(e)	3,051,771	3,062,581
Series 2025-3, Class A1, 5.42%, 03/25/2070 (a)(e)	9,532,363	9,536,350
Series 2025-7, Class A1, 5.51%, 06/25/2070 (a)(f)	3,200,000	3,215,538
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2025-1, Class MTU, 3.25%, 11/25/2064	14,096,945	12,238,083
GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A1, 5.65%, 06/25/2065 (a)(f)	6,050,000	6,077,450
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A1, 5.59%, 06/25/2065 (a)(e)	2,869,008	2,881,573
Onslow Bay Mortgage Loan Trust
Series 2025-NQM10, Class A1, 5.45%, 05/25/2065 (a)(e)	4,274,931	4,297,016
Series 2025-NQM3, Class A1, 5.65%, 12/01/2064 (a)(e)	3,205,293	3,225,005
Series 2025-NQM4, Class A1, 5.40%, 02/25/2055 (a)(e)	8,259,337	8,268,619
PRKCM Trust, Series 2025-HOME1, Class A1A, 5.55%, 02/25/2060 (a)(e)	9,133,741	9,178,021
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $61,649,691)		61,980,236

MORTGAGE-BACKED SECURITIES - 0.5%	Par	Value
Ginnie Mae II Pool
Pool MB0256, 4.00%, 03/20/2055	10,659,537	9,918,601
Pool MB0259, 5.50%, 03/20/2055	9,684,995	9,706,640
TOTAL MORTGAGE-BACKED SECURITIES (Cost $19,650,049)		19,625,241

ASSET-BACKED SECURITIES - 0.0%(c)	Par	Value
Mosaic Solar Loans LLC, Series 2025-1A, Class A, 6.12%, 08/22/2050 (a)	819,183	814,590
RCO Mortgage LLC, Series 2025-1, Class A1, 5.88%, 01/25/2030 (a)(e)	539,098	537,796
TOTAL ASSET-BACKED SECURITIES (Cost $1,364,816)		1,352,386

TOTAL INVESTMENTS - 97.5% (Cost $3,755,739,658)		3,797,884,506
Money Market Deposit Account - 2.0% (g)		77,971,953
Other Assets in Excess of Liabilities - 0.5%		20,489,923
TOTAL NET ASSETS - 100.0%		$3,896,346,382
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $1,422,862,993 or 36.5% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)
As of June 30, 2025, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Kaman Corp.	First Lien	$1,659,483	$0	$1,659,483
		$1,659,483	$0	$1,659,483

(e)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.